UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     37
Form 13F Information Table Value Total:     $23,724




List of Other Included Managers:



No.   13F File Number        Name

                                             C>

                                                 MKT VALUE  TOTAL #       PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO  (x$1000)   OF SHARES SH          DSCRETN  MANAGERS

ABBOTT LABORATORIES               COM   002824100        551     10,472SH          DEFINED           0
AON CORP                          COM   037389103        582     11,350SH          DEFINED           0
AT&T INC                          COM   00206R102        683     21,745SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702        644      8,320SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        687     23,710SH          DEFINED           0
CHESAPEAKE ENERGY CORP            COM   165167107        887     29,880SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100        673      6,540SH          DEFINED           0
CHUBB CORP                        COM   171232101        678     10,830SH          DEFINED           0
DELL INC                          COM   24702R101        467     27,990SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        557      6,802SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        645     12,890SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        682     12,120SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM   29273R109        633     12,960SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        464      7,180SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        317     16,795SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        782     13,115SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        821     37,044SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101        771      4,494SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        873     13,123SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100        281      6,856SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        649      9,758SH          DEFINED           0
KRAFT FOODS INC-A                 COM   50075N104        676     19,190SH          DEFINED           0
KROGER COMPANY                    COM   501044101        518     20,875SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        573     18,370SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        515     19,821SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        958     15,436SH          DEFINED           0
PFIZER INC                        COM   717081103        644     31,270SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        589      9,260SH          DEFINED           0
QUALCOMM INC                      COM   747525103        687     12,105SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103       1126      8,530SH          DEFINED           0
SYSCO CORP                        COM   871829107        563     18,045SH          DEFINED           0
TEVA PHARMACEUTICAL-SPONS ADR     COM   881624209        736     15,270SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        340      6,595SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        691     18,558SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        748      9,490SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        429     15,276SH          DEFINED           0
YUM! BRANDS INC                   COM   988498101        607     10,985SH          DEFINED           0





